Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 4,773		$ 2,607	$ 4,567
Finished products - LT	3,198		2,908	0
Finished products - Long Term	2,620		2,376
Raw materials - Long Term	578		532
Total inventories, net	$ 7,971	$ 3,500	$ 5,515	$ 4,567